                       THE PAUL REVERE VARIABLE ANNUITY
                           CONTRACT ACCUMULATION FUND



                               Semiannual Report



                                 June 30, 2000














               THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY

                                A subsidiary of
                           UnumProvident Corporation

Board Of Managers
The Accumulation Fund
Donald Boggs, Chairman
Gordon T. Miller, Vice Chairman
Aubrey K. Reid, Jr.
Joan Sadowsky
William J. Short



               The Paul Revere Variable Annuity Insurance Company
                        Worcester, Massachusetts  01608



This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.










                                                              Semi Annual Report
                                                                   June 30, 2000

To Our Contract Owners and Participants:


     The U.S. equity market experienced a slowing of economic growth with the S&P 500 falling by a yield adjusted 0.4%. Your diversified large cap growth equity portfolio outperformed the S&P 500 during the year. The accumulation unit values of the Qualified Fund and Non-Qualified Fund each increased 5.8% for the first six months of the year.

     Performance for 2000 has been slowed for your fund and for stocks in general as compared to the blistering performance of the past five years. The greatest contributor towards performance came from stock selection in the Technology sector. Underweighting of the Consumer Staples sector was a drag to the portfolio's return. Specifically, underweighting the Food industry hurt as the market rewarded several multinational food companies.

     The technology sector has significantly outperformed just about every other sector of the market over the past two years. While technology stocks represent some of the most innovative and dynamic companies in the market, we believe there are attractive opportunities for growth outside the tech sector, but at much more reasonable valuations. Other sectors where we see the strong potential for earnings strength are health care and energy. While we've seen some companies rebound from historically low levels in these sectors, we believe the market's persistent focus on growth at the expense of value has created a compelling argument for value stocks with attractive growth prospects to regain prominence.

     A key question for investors is whether the Federal Reserve Board will be able to negotiate a so-called soft landing - increasing interest rates just enough to cool inflation and promote moderate economic growth - or whether there will be a more destructive outcome, with a recession and bear market. We continue to lean toward the optimistic view. A pickup in productivity is what typically allows the U.S. economy to expand without inflation, accompanied with strong corporate earnings and rising real wages. Because technology spending remains so strong, we believe the U.S. productivity will continue to grow rapidly, which will bode well for the equity market.



                              Sincerely,


                              /s/  Donald E. Boggs
                              --------------------
                              Donald E. Boggs
                              Chairman, Board of Managers
                              The Paul Revere Variable Annuity Contract
                              Accumulation Fund
                              Senior Vice-President
                              The Paul Revere Variable Annuity Company

Statement of Assets and Liabilities
(Unaudited)

                                                    As of June 30, 2000
                                                    -------------------

                                                Series Q        Series N
                                               (Qualified)   (Non-Qualified)
                                               -----------   ---------------
ASSETS

Investments in securities at market value
 (Cost: Series Q $20,508,240)
 (Cost: Series N $ 5,104,654)
 (see Statement of Investments)                $27,526,745       $6,848,230
Cash                                               128,277           21,037
Dividends receivable                                 6,472            1,539
Receivable for investments sold                    515,712          135,593
                                               -----------       ----------
   Total assets                                 28,177,206        7,006,399
                                               -----------       ----------

LIABILITIES

Payable for investments purchased                  416,379           98,639
Payable to The Paul Revere Variable Annuity
 Insurance Company                                 195,018           36,063
                                               -----------       ----------
   Total liabilities                               611,397          134,702
                                               -----------       ----------
TOTAL NET ASSETS                               $27,565,809       $6,871,697
                                               ===========       ==========


CONTRACT OWNERS' EQUITY

Deferred contracts terminable by owner         $21,562,329       $4,250,303
Currently payable contracts                      6,003,480        2,621,394
                                               -----------       ----------
   Total net assets                            $27,565,809       $6,871,697
                                               ===========       ==========
ACCUMULATION UNITS OUTSTANDING                   1,288,274          311,968
                                               ===========       ==========
NET ASSET VALUE PER ACCUMULATION UNIT          $    21.397       $   22.027
                                               ===========       ==========



                See accompanying notes to financial statements.

Statement of Operations
(Unaudited)

                                                          Six Months Ended
                                                            June 30, 2000
                                                         Series Q (Qualified)
                                                         --------------------
INVESTMENT INCOME

Income:
 Dividends                                                     $    51,392
 Interest                                                           13,458
                                                               -----------
  Total income                                                      64,850
                                                               -----------

Expenses:
 Mortality and expense risk fees                                   141,009
 Investment management and advisory service fees                    70,504
 Professional services                                               6,300
                                                               -----------
  Total expenses                                                   217,813
                                                               -----------

Net investment loss                                               (152,963)
                                                               -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                            4,320,600
Net decrease in unrealized appreciation of investments          (2,592,372)
                                                               -----------
   Net realized and unrealized gain on investments               1,728,228
                                                               -----------
Increase in net assets from operations                         $ 1,575,265
                                                               ===========



                                                            Six Months Ended
                                                             June 30, 2000
                                                        Series N (Non-Qualified)
                                                        ------------------------
INVESTMENT INCOME

Income:
 Dividends                                                     $    12,969
                                                               -----------

Expenses:
 Mortality and expense risk fees                                    35,437
 Investment management and advisory service fees                    17,718
 Professional services                                               3,780
                                                               -----------
  Total expenses                                                    56,935
                                                               -----------

Net investment loss                                                (43,966)
                                                               -----------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold                            1,155,127
Net decrease in unrealized appreciation of investments            (734,011)
                                                               -----------
   Net realized and unrealized gain on investments                 421,116
                                                               -----------
Increase in net assets from operations                         $   377,150
                                                               ===========

                See accompanying notes to financial statements.

Statements of Changes in Net Assets
(Unaudited)

                                                                             Six Months Ended              Year Ended
                                                                              June 30, 2000            December 31, 1999
                                                                           Series Q (Qualified)       Series Q (Qualified)
                                                                           --------------------       --------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                               $  (152,963)               $  (276,056)
Net realized gain on investments                                                    4,320,600                  5,429,040
Net increase (decrease) in unrealized appreciation of investments                  (2,592,372)                 2,529,347
                                                                                  -----------                -----------
   Increase in net assets from operations                                           1,575,265                  7,682,331

Contract receipts:
Gross purchase payments received                                                       29,129                     44,524
Deductions from purchase payments                                                          34                      2,074
                                                                                  -----------                -----------
   Net purchase payments received                                                      29,095                     42,450

Payments to contract owners:
Annuity payments to contract owners                                                   292,120                    546,059
Terminations and withdrawals to contract owners                                     1,747,593                  5,403,945
                                                                                  -----------                -----------
   Total payments to contract owners                                                2,039,713                  5,950,004
                                                                                  -----------                -----------
Net contract payments to contract owners                                           (2,010,618)                (5,907,554)
   Other additions                                                                          -                    282,977
                                                                                  -----------                -----------
Total increase (decrease) in net assets                                              (435,353)                 2,057,754

NET ASSETS

Beginning of period                                                                28,001,162                 25,943,408
                                                                                  -----------                -----------
End of year                                                                       $27,565,809                $28,001,162
                                                                                  ===========                ===========


                                                                               Six Months Ended             Year Ended
                                                                                June 30, 2000            December 31, 1999
                                                                           Series N (Non-Qualified)   Series N (Non-Qualified)
                                                                           ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss                                                               $   (43,966)               $   (82,825)
Net realized gain on investments                                                    1,155,127                  1,790,732
Net increase (decrease) in unrealized appreciation of investments                    (734,011)                   505,981
                                                                                  -----------                -----------
   Increase in net assets from operations                                             377,150                  2,213,888

Contract receipts:
Gross purchase payments received                                                          915                      6,249
Deductions from purchase payments                                                           -                        246
                                                                                  -----------                -----------
   Net purchase payments received                                                         915                      6,003

Payments to contract owners:
Annuity payments to contract owners                                                   176,572                    267,038
Terminations and withdrawals to contract owners                                       442,600                  2,222,991
                                                                                  -----------                -----------
   Total payments to contract owners                                                  619,172                  2,490,029
                                                                                  -----------                -----------
Net contract payments to contract owners                                             (618,257)                (2,484,026)
   Other additions                                                                          -                    199,344
                                                                                  -----------                -----------
Total decrease in net assets                                                         (241,107)                   (70,794)

NET ASSETS

Beginning of period                                                                 7,112,804                  7,183,598
                                                                                  -----------                -----------
End of period                                                                     $ 6,871,697                $ 7,112,804
                                                                                  ===========                ===========

                See accompanying notes to financial statements.

Statement of Investments
June 30, 2000

                                                          Series Q (Qualified)                     Series N (Non-Qualified)
                                                 ---------------------------------------    ---------------------------------------
                                                 Number                           % of      Number                           % of
                                                   of                  Market      Net        of                  Market      Net
                                                 Shares     Cost       Value     Assets     Shares     Cost       Value     Assets
                                                 ------  ----------  ----------  -------    ------  ----------  ----------  -------

COMMON STOCKS

Broadcasting
Comcast Corporation, Class A Special              5,930  $  214,010  $  240,165              1,500  $   54,067  $   60,750
Emmis Communications Corporation, Class A         2,850     112,547     117,919                690      26,574      28,549
Infinity Broadcasting Corporation                 9,390     242,282     342,147              2,520      65,075      91,823
UnitedGlobalCom, Inc. , Class A                   2,800     139,328     130,900                700      34,803      32,725
Univision Communications, Inc.                    2,740     104,469     283,590                690      25,565      71,415
Viacom, Inc. Class B                              6,520     222,567     444,583              1,616      54,591     110,191
                                                         ----------  ----------                     ----------  ----------
                                                          1,035,203   1,559,304    5.66%               260,675     395,453    5.76%
                                                         ----------  ----------                     ----------  ----------

Computer Software - PC
Dell Computer Corporation                         5,740     282,141     283,054              1,500      73,565      73,969
Microsoft Corporation                             6,460     363,150     516,800              1,550      82,759     124,000
                                                         ----------  ----------                     ----------  ----------
                                                            645,291     799,854    2.90%               156,324     197,969    2.88%
                                                         ----------  ----------                     ----------  ----------

Computer Software - Systems
Affiliated Computer Services, Class A             5,400     186,256     178,538              1,350      46,104      44,634
Automatic Data Processing, Inc.                   5,890     291,665     315,483              1,450      72,198      77,666
Bea Systems, Inc.                                 2,490     142,836     123,099                440      27,443      21,753
BISYS Group, Inc.                                 3,450     203,147     212,174                900      53,303      55,350
BMC Software, Inc.                                6,400     231,185     233,500              1,550      56,120      56,551
Cadence Design Systems, Inc.                      6,230     138,622     126,936              1,550      34,509      31,580
Check Point Software Technologies                   500      81,302     105,875                100      16,327      21,175
Cisco Systems, Inc.                              12,440     426,550     790,718              3,000     102,810     190,688
Computer Associates  International, Inc.          4,330     281,222     221,642              1,110      71,986      56,818
Computer Sciences Corporation                     3,310     265,117     247,216                760      60,711      56,763
Comverse Technology, Inc.                         1,650     118,615     153,450                530      39,209      49,290
Digex, Inc.                                       1,530     146,039     103,944                400      37,679      27,175
DST Systems, Inc.                                 2,920     156,782     222,285                750      40,869      57,094
E.piphany, Inc.                                     900      84,804      96,469                200      18,901      21,438
EMC Corporation                                   7,260      80,267     558,566              1,820      17,821     140,026
First Data Corporation                            5,770     261,328     286,336              1,410      64,312      69,971
Fiserv, Inc.                                      8,180     281,311     353,785              2,040      67,941      88,230
I2 Technologies, Inc.                               670      82,806      69,858                190      24,321      19,810
Oni Systems Corporation                              40       1,000       4,688                 10         250       1,172
Oracle Corporation                                5,170      44,852     434,602              1,250      13,125     105,078
Rationale Software Corporation                    2,100     154,921     195,169                500      36,751      46,468
S1 Corporation                                    1,590      62,351      37,067                340      12,610       7,926
Seagate Technology, Inc.                            860      57,461      47,300                190      12,869      10,449
Siebel Systems, Inc.                              1,320      62,954     215,903                340      14,909      55,611
Sun Microsystems, Inc.                            4,260     177,169     387,394                960      41,392      87,300
VeriSign, Inc.                                    1,376      92,889     242,864                258      21,183      45,537
Veritas Software Corporation                        915      38,276     103,409                170       8,689      19,213
Vignette Corporation                              3,000     177,329     156,047                770      45,505      40,052
                                                         ----------  ----------                     ----------  ----------
                                                          4,329,056   6,224,317   22.58%             1,059,847   1,504,818   21.90%
                                                         ----------  ----------                     ----------  ----------

Consumer Goods & Services
Tyco International, Ltd.                         16,122     233,271     763,780    2.77%     3,640      52,841     172,445    2.51%
                                                         ----------  ----------                     ----------  ----------


Containers
Corning, Inc.                                     3,720     283,484   1,003,935    3.64%       910      68,158     245,586    3.57%
                                                         ----------  ----------                     ----------  ----------


Electrical Equipment
General Electric Company                         12,010     487,219     636,530              2,970     108,789     157,410
Teradyne, Inc.                                    3,540     115,535     260,190                910      28,923      66,885
                                                         ----------  ----------                     ----------  ----------
                                                            602,754     896,720    3.25%               137,712     224,295    3.26%
                                                         ----------  ----------                     ----------  ----------

                See accompanying notes to financial statements.

June 30, 2000

                                                           Series Q (Qualified)                   Series N (Non-Qualified)
                                                  ---------------------------------------    -----------------------------------
                                                  Number                           % of      Number                       % of
                                                    of                  Market      Net        of               Market     Net
                                                  Shares     Cost       Value     Assets     Shares    Cost     Value    Assets
                                                  ------  ----------  ----------  -------    ------  --------  --------  -------

Electronics
Analog Devices, Inc.                               4,700  $   99,888  $  357,200              1,180  $ 25,374  $ 89,680
Intel Corporation                                  4,560     354,367     609,615              1,180    91,742   157,751
W. W. Grainger, Inc.                               2,930     142,458      90,281                710    34,517    21,877
                                                          ----------  ----------                     --------  --------
                                                             596,713   1,057,096    3.84%             151,633   269,308    3.92%
                                                          ----------  ----------                     --------  --------

Energy
Baker Hughes, Inc.                                 5,560     131,907     177,920              1,380    32,718    44,160
Conoco, Inc., Class B                              8,200     204,082     201,413              2,030    50,524    49,862
Cooper Cameron Corporation                         2,590     132,346     170,939                700    35,823    46,200
Diamond Offshore Drilling, Inc.                    2,000      68,320      70,250                480    16,397    16,859
Dynegy, Inc.                                       1,700      94,106     116,131                400    22,167    27,325
Global Marine, Inc.                                2,500      67,768      70,469                600    16,181    16,913
Halliburton Company                                3,320     132,249     156,663                820    32,787    38,694
Noble Drilling Corporation                         3,450     127,003     142,097                900    33,196    37,069
Royal Dutch Petroleum Company                      2,200     140,633     135,438                500    31,962    30,781
Transocean Sedco Forex, Inc.                       3,250     119,639     173,672                820    30,242    43,819
                                                          ----------  ----------                     --------  --------
                                                           1,218,053   1,414,992    5.13%             301,997   351,682    5.12%
                                                          ----------  ----------                     --------  --------

Entertainment
USA Networks, Inc.                                 8,700     174,382     188,138    0.68%     2,200    44,174    47,575    0.69%
                                                          ----------  ----------                     --------  --------

Financial Institutions
Associates First Capital Corporation              11,420     304,798     254,809              2,730    72,695    60,913
Bank of New York Company, Inc.                     1,640      69,088      76,259                380    16,008    17,669
Chase Manhattan Corporation                        2,250     112,710     103,641                585    29,281    26,947
Citigroup, Inc.                                    2,800     118,675     168,699                730    30,883    43,983
Merrill Lynch & Company, Inc.                      2,120     186,814     243,800                480    42,222    55,200
Providian Financial Corporation                    1,500     138,871     135,000                390    36,258    35,100
State Street Corporation                           3,140     213,573     333,036                780    52,798    82,729
                                                          ----------  ----------                     --------  --------
                                                           1,144,529   1,315,244    4.77%             280,145   322,541    4.70%
                                                          ----------  ----------                     --------  --------

Government Sponsored
Federal National Mortgage Association              2,110     129,687     110,116    0.40%       480    29,502    25,050    0.37%
                                                          ----------  ----------                     --------  --------

Insurance
American International Group, Inc.                 2,495     229,933     293,163                665    61,356    78,137
AXA Financial, Inc.                                6,120     179,811     208,079              1,500    43,680    51,000
Hartford Financial Services Group                  1,910      91,049     106,841                480    22,855    26,850
Marsh & McLennan Companies, Inc.                   1,490     127,033     155,612                380    32,549    39,686
                                                          ----------  ----------                     --------  --------
                                                             627,826     763,695    2.77%             160,440   195,673    2.85%
                                                          ----------  ----------                     --------  --------

Medical & Health Products
ALZA Corporation                                   1,300      63,778      76,863                300    14,718    17,738
American Home Products Corporation                 4,910     263,052     288,463              1,270    68,186    74,612
Bausch & Lomb, Inc.                                2,480     168,966     191,890                630    42,863    48,746
Bristol Myers Squibb Company                       6,660     352,899     387,944              1,720    85,949   100,190
Medtronic, Inc.                                    4,600     171,267     229,138              1,030    38,437    51,307
Pfizer, Inc.                                       2,640     100,368     126,720                798    30,320    38,280
Pharmacia Corporation                             10,783     544,023     557,346              2,696   135,582   139,350
                                                          ----------  ----------                     --------  --------
                                                           1,664,353   1,858,364    6.74%             416,055   470,223    6.84%
                                                          ----------  ----------                     --------  --------

Printing & Publishing
Scholastic Corporation                             1,410      59,220      86,186                360    15,120    22,005
Tribune Company                                    4,230     172,103     148,050              1,100    44,950    38,500
                                                          ----------  ----------                     --------  --------
                                                             231,323     234,236    0.85%              60,070    60,505    0.88%
                                                          ----------  ----------                     --------  --------

                See accompanying notes to financial statements.

June 30, 2000

                                                          Series Q (Qualified)                   Series N (Non-Qualified)
                                                 ---------------------------------------    -----------------------------------
                                                 Number                           % of      Number                       % of
                                                   of                  Market      Net        of               Market     Net
                                                 Shares     Cost       Value     Assets     Shares    Cost     Value    Assets
                                                 ------  ----------  ----------  -------    ------  --------  --------  -------

Restaurants
Wendy's International, Inc.                       4,490  $  105,357  $   79,978    0.29%     1,130  $ 26,587  $ 20,128    0.29%
                                                         ----------  ----------                     --------  --------

Semiconductor Equipment
Applied Materials, Inc.                           1,960      62,230     177,625                440    15,146    39,875
Novellus Systems, Inc.                            3,370      81,116     190,616                730    17,437    41,291
                                                         ----------  ----------                     --------  --------
                                                            143,346     368,241    1.34%              32,583    81,166    1.18%
                                                         ----------  ----------                     --------  --------

Semiconductors
ASM International N.V.                            1,940      53,829      51,410                530    14,696    14,045
Atmel Corporation                                 6,140     113,995     226,413              1,510    28,035    55,681
Fairchild Semiconductor Corporation               3,620     129,323     146,610                940    33,761    38,070
LAM Research Corporation                          3,070     147,641     115,125                770    37,070    28,874
LSI Logic Corporation                             6,020      98,169     325,833              1,510    24,217    81,729
Micron Technology, Inc.                           4,590     297,557     404,207              1,150    74,354   101,272
Motorola, Inc.                                   11,241     315,892     326,692              2,853    79,275    82,915
National Semiconductor Corporation                3,620      95,721     205,434                910    23,942    51,643
Vitesse Semiconductor Corporation                   270      23,088      19,862                 10       855       736
                                                         ----------  ----------                     --------  --------
                                                          1,275,215   1,821,586    6.61%             316,205   454,965    6.62%
                                                         ----------  ----------                     --------  --------

Stores
BJ's Wholesale Club, Inc.                         5,050      82,150     166,650              1,200    20,168    39,600
CVS Corporation                                   7,220     260,795     288,799              1,780    65,298    71,200
Lowe's Companies, Inc.                            4,250     158,375     174,516              1,050    40,024    43,116
Office Depot, Inc.                               10,940     135,600      68,375              2,200    28,113    13,750
Radioshack Corporation                            4,740     229,874     224,558              1,240    60,506    58,745
                                                         ----------  ----------                     --------  --------
                                                            866,794     922,898    3.35%             214,109   226,411    3.29%
                                                         ----------  ----------                     --------  --------

Supermarkets
Kroger Company                                    6,530     128,043     144,068              1,550    30,813    34,197
Safeway, Inc.                                     7,030     248,467     317,229              1,810    64,894    81,676
Wal-Mart Stores, Inc.                             5,630     105,284     324,429              1,400    22,180    80,675
                                                         ----------  ----------                     --------  --------
                                                            481,794     785,726    2.85%             117,887   196,548    2.86%
                                                         ----------  ----------                     --------  --------

Telecommunications
Allegiance Telecom, Inc.                          2,290     147,714     146,560                410    25,905    26,239
Alltel Corporation                                3,540     234,888     219,259                900    59,805    55,744
Amdocs ,Ltd.                                      2,410     130,316     184,968                640    34,719    49,120
American Tower Corporation, Class A               3,420     142,820     142,571                900    37,527    37,518
AT&T Canada, Inc.                                 1,480      57,305      49,118                370    18,774    12,279
AT&T Corporation                                  8,160     113,495     197,880              2,120    29,169    51,410
AT&T Corporation Wireless Group                   2,300      67,850      64,113                580    17,110    16,168
Broadwing, Inc.                                   5,610     129,521     145,508              1,390    32,054    36,053
Cable & Wireless Plc- ADR                         2,590     128,864     129,662                620    30,975    31,039
California Amplifier, Inc.                        2,230      63,947     102,023                620    17,708    28,365
China Mobile HK , Ltd.- SP ADR                      640      89,990     113,800                120    16,491    21,338
Ericsson LM TEL Co.- ADR Series B                                                            2,610    31,960    52,200
Flag Telecom Holdings                             1,690      58,597      25,139                420    14,828     6,248
Global Crossing, Ltd.                             9,270     376,724     243,917              2,360    94,706    62,098
GTE Corporation                                   2,480     185,021     154,380                610    45,825    37,973
Koninklijke KPN NV- SP ADR                           54       2,055       2,427                 12       457       539
Level 3 Communications, Inc.                        480      51,780      42,240                200    21,669    17,599
MGC Communications, Inc.                            770      44,543      46,152                200    10,735    11,988
MMC Networks, Inc.                                1,260      42,073      67,331                280     9,152    14,963
Nextel Communications, Inc.,  Class A             2,500      88,209     152,969                440    16,036    26,923
NEXTLINK Communications, Inc.                     3,900     140,605     147,956              1,000    36,335    37,938
Nortel Networks Corporation                       9,640     164,869     657,930              2,320    39,809   158,340
NTL, Inc.                                         1,783     122,620     106,757                395    25,854    23,651

                See accompanying notes to financial statements.

June 30, 2000

                                                 Series Q (Qualified)                           Series N (Non-Qualified)
                                     --------------------------------------------     ---------------------------------------------
                                      Number                               % of        Number                                % of
                                        of                     Market       Net          of                      Market       Net
                                      Shares      Cost         Value      Assets       Shares       Cost         Value      Assets
                                     --------  -----------  ------------  -------     --------  ------------  ------------  -------

Telecommunications (Continued)

RF Micro Devices, Inc.                    800     $ 70,878      $ 70,100                   200       $17,720       $17,525
Sprint Corporation FON Group            1,310       83,736        66,810                   260        16,619        13,260
Sprint Corporation PCS Group            6,130      243,969       364,734                 1,600        66,324        95,200
TEKELEC                                 2,100       84,647       101,194                   500        20,220        24,094
Tele1 Europe Holding AB - ADR           5,510      135,684        66,464                 1,350        33,244        16,284
Telesystem International
  Wireless, Inc.                        4,720      149,375        87,320                 1,290        40,642        23,865
Tellabs, Inc.                           4,000      274,488       273,750                 1,000        68,553        68,438
Time Warner Telecom                     1,760       90,824       113,299                   480        24,642        30,900
Voicestream Wireless Corporation        2,200      287,894       255,853                   600        78,674        69,777
Williams Communications Group           6,830      267,694       226,671                 1,705        66,522        56,585
Worldcom, Inc.                          1,800       68,482        82,575                   500        19,023        22,938
                                               -----------   -----------                          ----------    ----------
                                                 4,341,477     4,851,430   17.60%                  1,119,786     1,254,599   18.26%
                                               -----------   -----------                          ----------    ----------

Transportation
Harley-Davidson, Inc.                   4,070       87,072       156,695    0.57%        1,040        21,990        40,040    0.58%
                                               -----------   -----------                          ----------    ----------

Utilities - Electric
AES Corporation                         7,680      291,260       350,400    1.27%        2,000        75,934        91,250    1.33%
                                               -----------   -----------                          ----------    ----------


Total Common Stocks                             20,508,240    27,526,745   99.86%                  5,104,654     6,848,230   99.66%
                                               -----------   -----------                          ----------    ----------

Total Investments                              $20,508,240    27,526,745   99.86%                 $5,104,654     6,848,230   99.66%
                                               ===========   -----------                          ==========    ----------

Other assets less liabilities                                     39,064    0.14%                                   23,467    0.34%
                                                             -----------                                        ----------

Total Net Assets                                             $27,565,809  100.00%                               $6,871,697  100.00%
                                                             ===========                                        ==========

                See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios
(Unaudited)

                                                        Six Months Ended              Years Ended December 31,
                                                         June 30, 2000           1999      1998      1997      1996
                                                        ----------------        ------    ------    ------    ------
PER UNIT DATA (a)
Series Q (Qualified)
Investment income                                            $ 0.048            $ 0.094   $ 0.116   $ 0.177   $0.153
Expenses                                                       0.162              0.277     0.202     0.159    0.133
                                                             -------            -------   -------   -------   ------

Net investment income (loss)                                  (0.114)            (0.183)   (0.086)    0.018    0.020
Net realized and unrealized gains on investments               1.290              5.280     3.836     2.723    1.551
                                                             -------            -------   -------   -------   ------

Net increase in net asset value                                1.176              5.097     3.750     2.741    1.571
Accumulation unit net asset value:
 Beginning of year                                            20.221             15.124    11.374     8.633    7.062
                                                             -------            -------   -------   -------   ------
 End of period                                               $21.397            $20.221   $15.124   $11.374   $8.633
                                                             =======            =======   =======   =======   ======


Series N (Non-qualified)

Investment income                                            $ 0.042            $ 0.083   $ 0.096   $ 0.135   $0.137
Expenses                                                       0.183              0.296     0.212     0.166    0.134
                                                             -------            -------   -------   -------   ------

Net investment income (loss)                                  (0.141)            (0.213)   (0.116)   (0.031)   0.003
Net realized and unrealized gains on investments               1.354              5.894     3.891     2.660    1.459
                                                             -------            -------   -------   -------   ------

Net increase in net asset value                                1.213              5.681     3.775     2.629    1.462
Accumulation unit net asset value:
 Beginning of year                                            20.814             15.133    11.358     8.729    7.267
                                                             -------            -------   -------   -------   ------
 End of period                                               $22.027            $20.814   $15.133   $11.358   $8.729
                                                             =======            =======   =======   =======   ======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                 Six Months Ended                Years Ended December 31,
                                                                  June 30, 2000            1999       1998       1997      1996
                                                                 ----------------          ----       ----       ----      ----
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation
  fund balance                                                           0.78%              1.56%      1.57%      1.59%     1.57%
Net investment income (loss) to average
  accumulation fund balance                                             (0.55%)            (1.03%)    (0.67%)     0.18%     0.24%
Portfolio turnover rate                                                    56%                98%       143%       130%       78%
Accumulation units outstanding at the end of the period
  (in thousands)                                                        1,288              1,385      1,715      1,887     2,093

Series N (Non-qualified)

Operating expenses to average accumulation
  fund balance                                                           0.81%              1.62%      1.63%      1.67%     1.69%
Net investment income (loss) to average
  accumulation fund balance                                             (0.63%)            (1.16%)    (0.90%)    (0.31%)    0.04%
Portfolio turnover rate                                                    57%               103%       143%       139%       94%
Accumulation units outstanding at the end of the period
  (in thousands)                                                          312                342        475        530       566

                See accompanying notes to financial statements.

Supplementary Information
Selected Per Unit Data and Ratios (continued)
(Unaudited)

                                                                                    Years Ended December 31,
                                                                        1995       1994       1993       1992      1991
                                                                       ------    -------    -------    -------    ------
PER UNIT DATA (a)
Series Q (Qualified)
Investment income                                                      $0.119    $ 0.081    $ 0.054    $ 0.068    $0.093
Expenses                                                                0.096      0.073      0.079      0.076     0.066
                                                                       ------    -------    -------    -------    ------

Net investment income (loss)                                            0.023      0.008     (0.025)    (0.008)    0.027
Net realized and unrealized gains (losses) on investments               1.711     (0.020)     0.291      0.159     1.295
                                                                       ------    -------    -------    -------    ------

Net increase (decrease) in net asset value                              1.734     (0.012)     0.266      0.151     1.322
Accumulation unit net asset value:
 Beginning of year                                                      5.328      5.340      5.074      4.923     3.601
                                                                       ------    -------    -------    -------    ------
 End of year                                                           $7.062    $ 5.328    $ 5.340    $ 5.074    $4.923
                                                                       ======    =======    =======    =======    ======


Series N (Non-qualified)

Investment income                                                      $0.117    $ 0.099    $ 0.055    $ 0.071    $0.085
Expenses                                                                0.109      0.102      0.092      0.094     0.076
                                                                       ------    -------    -------    -------    ------

Net investment income (loss)                                            0.008     (0.003)    (0.037)    (0.023)    0.009
Net realized and unrealized gains (losses) on investments               1.769     (0.023)     0.318      0.194     1.361
                                                                       ------    -------    -------    -------    ------

Net increase (decrease) in net asset value                              1.777     (0.026)     0.281      0.171     1.370
Accumulation unit net asset value:
 Beginning of year                                                      5.490      5.516      5.235      5.064     3.694
                                                                       ------    -------    -------    -------    ------
 End of year                                                           $7.267    $ 5.490    $ 5.516    $ 5.235    $5.064
                                                                       ======    =======    =======    =======    ======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                                              Years Ended December 31,
                                                                      1995    1994     1993     1992     1991
                                                                      ----    ----     ----     ----     ----
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance               1.55%   1.55%    1.56%    1.56%    1.56%
Net investment income (loss) to average accumulation fund balance     0.38%   0.17%   (0.50%)  (0.17%)   0.64%
Portfolio turnover rate                                                 64%     64%      59%      61%      98%
Accumulation units outstanding at the end of the year
  (in thousands)                                                     5,491   5,597    5,700    5,753    5,839

Series N (Non-qualified)

Operating expenses to average accumulation fund balance               1.71%   1.73%    1.73%    1.74%    1.76%
Net investment income (loss) to average accumulation fund balance     0.13%  (0.05%)  (0.69%)  (0.42%)   0.21%
Portfolio turnover rate                                                 67%     62%      62%      66%     109%
Accumulation units outstanding at the end of the year
  (in thousands)                                                       586     604      640      662      684


                See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2000
(Unaudited)

1.   Organization

     The Paul Revere Variable Annuity Contract Accumulation Fund ("the Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   Accounting policies

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at June 30, 2000, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost, which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts, which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   Investment advisor

     Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

     Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4.   Investment sub-advisor

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

June 30, 2000
(Unaudited)

5.   Federal income taxes

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by Paul Revere Life. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   Security transactions

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

                                  Series Q (Qualified)             Series N (Non-qualified)
                                ------------------------           ------------------------
                                 Purchases      Sales              Purchases      Sales
                                -----------  -----------           ----------  ------------
June 30, 2000                   $15,619,733  $17,744,975           $3,954,899   $4,688,209
December 31, 1999               $26,239,570  $32,534,476           $7,337,386   $9,723,875

     At June 30, 2000, net unrealized appreciation of investments in Series Q, amounting to $7,018,505, consisted of unrealized gains of $8,032,049 and unrealized losses of $1,013,544 net unrealized appreciation of investment in Series N, amounting to $1,743,576, consisted of unrealized gains of $1,997,696 and unrealized losses of $254,120.

7.   Accumulation units

     The change in the number of accumulation units outstanding were as follows:


                                                              Series Q (Qualified)
                                                              --------------------

                                                       Six Months Ended         Year Ended
                                                         June 30, 2000             1999
                                                       ----------------         ----------
Units outstanding at beginning of year                      1,384,747           1,715,402
Units credited to contracts:
  Net purchase payments                                         1,356               2,667
Units withdrawn from contracts:
  Annuity payments                                             13,914              33,671
  Terminations and withdrawals                                 83,915             317,549
                                                            ---------           ---------
  Net units withdrawn                                          97,829             351,220
Contract units withdrawn in excess of units credited          (96,473)           (348,553)
Other additions                                                     -              17,898
                                                            ---------           ---------
Net decrease in units                                         (96,473)           (330,655)
                                                            ---------           ---------
Units outstanding at end of period                          1,288,274           1,384,747
                                                            =========           =========

June 30, 2000
(Unaudited)

7.   Accumulation units (continued)

                                                             Series N (Non-qualified)
                                                             ------------------------

                                                         Six Months Ended       Year Ended
                                                           June 30, 2000           1999
                                                         ----------------       ----------
Units outstanding at beginning of year                        341,729             474,699
Units credited to contracts:
  Net purchase payments                                            44                 360
Units withdrawn from contracts:
  Annuity payments                                              8,181              16,231
  Terminations and withdrawals                                 21,624             129,499
                                                              -------            --------
  Net units withdrawn                                          29,805             145,730
                                                              -------            --------
Contract units withdrawn in excess of units credited          (29,761)           (145,370)
Other additions                                                     -              12,400
                                                              -------            --------
Net decrease in units                                         (29,761)           (132,970)
                                                              -------            --------
Units outstanding at end of period                            311,968             341,729
                                                              =======            ========

8.   Commitments

     On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation assumed Provident's individual and tax-sheltered annuity business including all individual annuities. In accordance with the agreement, American General Corporation, through its subsidiaries Variable Annuity Life Insurance Company and American General Annuity, assumed the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund. The administration services provided to the Fund by American General Corporation include processing of unit transactions subsequent to June 1, 1998 and daily unit value calculations subsequent to September 1, 1998 as well as accounting and other services. These services were previously performed by Provident. Fees for such services are deducted from the Fund as shown in the Statements of Operations.